Revenue Recognition	6 Months Ended
Jun. 30, 2026
Revenue from Contract with Customer [Abstract]
Revenue Recognition	Revenue Recognition:
Disaggregation of revenue
The Company’s revenue disaggregated by revenue source is as follows for the three and six months ended June 30, 2026 and 2025:

	Three months ended June 30,		Six months ended June 30,
	2026	2025	2026	2025
Professional services	$1,511	$883	$4,343	$1,415
Compute and other services	—	174	—	340
Total revenue	$1,511	$1,057	$4,343	$1,755
The following summarizes the Company’s revenue by geography for the three and six months ended June 30, 2026 and 2025, based on customer location:

	Three months ended June 30,		Six months ended June 30,
	2026	2025	2026	2025
Canada	$1	$313	$73	$691
United States	1,362	630	3,874	854
Rest of world (1)	148	114	396	210
Total revenue	$1,511	$1,057	$4,343	$1,755
(1) Rest of world includes countries where revenue from a single country is not greater than 10% of the Company’s total consolidated revenue for the three and six months ended June 30, 2026 and 2025, respectively.
Contract balances
The Company had contract assets totaling $1,084 and $1,499 as of June 30, 2026 and December 31, 2025, respectively, which are included within accounts receivable in the consolidated balance sheets.
The Company had deferred revenue (or contract liabilities) totaling $303 and $544 as of June 30, 2026 and December 31, 2025, respectively, all of which was current.
During the six months ended June 30, 2026 and 2025, we recognized $479 and $309, respectively of revenue, which was included in deferred revenue at the beginning of the respective periods.
Transaction price allocated to remaining performance obligations
As of June 30, 2026, approximately $1,628 of revenue is expected to be recognized from remaining performance obligations on existing contracts, all of which is expected to be recognized in the next 12 months.
Significant customers
The following summarizes the percentage of revenue from significant customers which accounted for 10% or more of total revenue for the three and six months ended June 30, 2026 and 2025:

	Three months ended June 30,		Six months ended June 30,
	2026	2025	2026	2025
Customer 1	56%	32%	66%	20%
Customer 2	19%	20%	13%	16%
Customer 3	—%	30%	—%	32%
As of June 30, 2026, none of the outstanding customers had a receivables balance that exceeded 10% of the total trade and other receivables balance.